SCHEDULE OF COMPONENTS LOSS BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.	$ 5,078,067
Foreign
Total	$ 5,078,067	$ 370,438